Employee Benefits - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Age of employees under condition one		55 years
Period of service under condition one		5 years
Age of employees under condition two		50 years
Period of service under condition two		15 years
Minimum period of service at the time of termination hired before 2001		15 years
Settlement loss		$ 0	$ 0
Percentage increase or decrease in expected return on plan assets		0.25%
Estimated increase or decrease in net pension cost		$ 2,000,000
Percentage increase or decrease in assumed discount rate		0.25%
Estimated change in net pension cost due to discount rate		$ 1,000,000
Expected return on plan assets on estimating 2025 pension cost		5.25%
Employer contribution to saving plan		7.00%	7.00%
Employer discretionary contribution, required service period		1 year
Total expenses associated with saving plan		$ 132,000,000	$ 145,000,000	$ 99,000,000
Minimum
Defined Benefit Plan Disclosure [Line Items]
Employees contribution to saving plan		1.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Employees contribution to saving plan		100.00%
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost (credit)		$ 7,000,000	$ 11,000,000	$ 30,000,000
Expected return on plan assets		5.25%	5.25%	4.50%
Pension Plans | Forecast
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost (credit)	$ 9,000,000
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost (credit)		$ (2,000,000)	$ (2,000,000)	$ (2,000,000)
Postretirement Benefit Plan | Forecast
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost (credit)	$ (2,000,000)